Convertible Notes Payable and Accrued Interest (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total	$ 482,110	$ 397,929	$ 370,429
Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	150,000	150,000	150,000
Accrued Interest	89,987	78,727	63,726
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	35,000	50,000	50,000
Accrued Interest	39,842	51,195	43,696
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	16,760	18,007	$ 13,007
Due to entity owned by two directors of Omagine, interest at 5% per annum, due on December 24, 2016 convertible into Common Stock at a conversion price of $0.75 per Common Share:
Debt Instrument [Line Items]
Principal	100,000
Accrued Interest	$ 521